Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 355,610,000	$ 156,190,000	$ 41,260,000	$ 90,680,000	$ 3,430,000	$ 647,170,000